SCHEDULE OF BANK LOANS (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	$ 4,969,454	$ 5,442,467
Less: short-term loans	(894,400)	(887,000)
Less: current portion of long-term loans	(759,339)	(2,959,918)
Long-term loans	3,315,715	1,595,549
Cathay Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total		887,000
Dongguan Rural Commercial Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	$ 4,969,454	$ 4,555,467